UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.

Master Income ETF
Schedule of Investments
August 31, 2015 (Unaudited)
Shares		Value
	COMMON STOCKS - 30.8%
	Energy - 0.0%
222	Transocean Partners LLC	$2,440
	Finance and Insurance - 8.6%
870	AllianceBernstein Holding LP	23,786
670	Apollo Global Management LLC	12,449
108	Ares Management LP	1,863
166	Artisan Partners Asset Management, Inc.	6,784
163	Calamos Asset Management, Inc.	1,721
181	Cohen & Steers, Inc.	5,426
296	Ellington Financial LLC	5,363
961	Fortress Investment Group LLC	5,574
4,122	KKR & Company LP	78,689
126	Oaktree Capital Group LLC	6,678
451	Och-Ziff Capital Management Group LLC	4,551
4,964	The Blackstone Group LP	170,017
737	The Carlyle Group LP	15,595
786	Waddell & Reed Financial, Inc.	30,709
69	Westwood Holdings Group, Inc.	3,830
		373,035
	Manufacturing - 0.9%
80	Alon USA Partners LP	2,080
156	BP Prudhoe Bay Royalty Trust	7,033
417	Calumet Specialty Products Partners LP	10,804
357	CVR Refining LP	6,819
410	Northern Tier Energy LP	10,578
		37,314
	Mining, Quarrying, Oil and Gas Extraction - 5.8%
126	Alliance Holdings GP, LP	4,512
303	Alliance Resource Partners LP	7,751
406	Atlas Resource Partners LP	1,620
1,577	Breitburn Energy Partners LP	4,526
121	Emerge Energy Services LP	2,163
1,130	EnLink Midstream Partners, LP	19,922
347	EV Energy Partners LP	3,102
278	Exterran Partners LP	6,044
452	Legacy Reserves LP	2,942
1,592	Linn Energy LLC	5,588
974	LinnCo, LLC	2,971
1,260	MarkWest Energy Partners, LP	71,026
618	Memorial Production Partners LP	4,752
559	Natural Resource Partners LP	1,906
1,884	Noble Corporation PLC	24,530
597	Ocean Rig UDW, Inc.	2,071
453	SeaDrill Partners LLC	5,391
622	Vanguard Natural Resources, LLC	5,816
1,836	Williams Partners LP	73,165
		249,798
	Real Estate Rental and Leasing - 0.1%
224	Arlington Asset Investment Corporation	3,729
	Retail Trade - 0.2%
824	Crestwood Equity Partners LP	2,390
200	Global Partners LP	6,458
		8,848
	Transportation and Warehousing - 12.9%
944	Buckeye Partners LP	66,477
694	DCP Midstream Partners LP	19,571
370	Enable Midstream Partners LP	5,742
2,128	Enbridge Energy Partners, LP	60,180
2,674	Energy Transfer Partners LP	131,400
477	Golar LNG Partners LP	9,430
256	Holly Energy Partners LP	8,852
476	NuStar Energy LP	24,838
1,173	ONEOK Partners LP	37,947
2,894	Plains All American Pipeline, LP	104,358
431	Ship Finance International Limited	7,241
384	Summit Midstream Partners, LP	8,463
1,162	Targa Resources Partners LP	35,081
351	TC PipeLines LP	18,947
380	Teekay LNG Partners LP	10,104
506	Teekay Offshore Partners LP	8,956
		557,587

	Utilities - 1.6%
459	Enbridge Energy Management LLC (a)	12,921
1,527	ONEOK, Inc.	54,987
		67,908
	Wholesale Trade - 0.7%
1,141	Crestwood Midstream Partners LP	8,911
272	Foresight Energy LP	2,279
216	Martin Midstream Partners LP	5,787
614	NGL Energy Partners LP	14,798
		31,775
	TOTAL COMMON STOCKS (Cost $1,550,035)	1,332,434

	EXCHANGE TRADED FUNDS - 1.6%
2,471	Aberdeen Asia-Pacific Income Fund, Inc.	11,120
221	Advent Claymore Convertible Securities and Income Fund	3,235
805	AllianceBernstein Global High Income Fund, Inc.	9,209
1,190	BlackRock Corporate High Yield Fund, Inc.	11,864
347	BlackRock Floating Rate Income Strategies Fund, Inc.	4,490
507	MFS Charter Income Trust	4,107
1,101	MFS Intermediate Income Trust	4,999
1,288	Putnam Premier Income Trust	6,479
457	Templeton Emerging Markets Income Fund	4,556
288	Western Asset Emerging Markets Debt Fund	3,914
825	Western Asset High Income Opportunity Fund, Inc.	5,552
	TOTAL EXCHANGE TRADED FUNDS (Cost $78,215)	69,525

	MUTUAL FUNDS - 16.3%
2,258	AllianceBernstein Income Fund, Inc.	17,883
839	AllianzGI Convertible & Income Fund	6,058
713	AllianzGI Convertible & Income Fund II	4,699
2,223	Apollo Investment Corporation	14,472
144	Apollo Senior Floating Rate Fund, Inc.	2,395
2,934	Ares Capital Corporation	46,269
162	Ares Dynamic Credit Allocation Fund	2,354
188	Babson Capital Global Short Duration High Yield Fund	3,384
532	BlackRock Build America Bond Trust	10,645
503	BlackRock Core Bond Trust	6,353
1,004	BlackRock Credit Allocation Income Trust	12,219
1,743	BlackRock Debt Strategies Fund, Inc.	6,100
222	BlackRock Floating Rate Income Trust	2,822
593	BlackRock Income Trust, Inc.	3,736
695	BlackRock Kelso Capital Corporation	6,554
350	BlackRock Limited Duration Income Trust	5,110
359	BlackRock Multi-Sector Income Trust	5,701
143	Blackstone/GSO Senior Floating Rate Term Fund	2,322
420	Blackstone/GSO Strategic Credit Fund	6,128
212	Brookfield Mortgage Opportunity Income Fund	3,167
132	Brookfield Total Return Fund, Inc.	2,934
650	Calamos Convertible Opportunities & Income Fund	6,897
708	Calamos Convertible and High Income Fund	8,050
558	Calamos Global Dynamic Income Fund	4,218
154	Capitala Finance Corporation	2,110
479	Clough Global Opportunities Fund	5,350
272	Cohen & Steers Limited Duration Preferred and Income Fund	6,128
113	Cohen & Steers Select Preferred and Income Fund, Inc.	2,680
962	Credit Suisse High Yield Bond Fund, Inc.	2,232
956	DoubleLine Income Solutions Fund	17,437
138	DoubleLine Opportunistic Credit Fund	3,221
685	Dreyfus High Yield Strategies Fund	2,199
373	Eaton Vance Floating-Rate Income Trust	5,054
1,106	Eaton Vance Limited Duration Income Fund	14,489
346	Eaton Vance Senior Floating-Rate Trust	4,751
354	Eaton Vance Senior Income Trust	2,170
178	Eaton Vance Short Duration Diversified Income Fund	2,419
149	Fidus Investment Corporation	2,187
1,448	Fifth Street Finance Corporation	9,470
260	Fifth Street Senior Floating Rate Corporation	2,298
341	First Trust High Income Long/Short Fund	4,931
571	First Trust Intermediate Duration Preferred & Income Fund	12,414
252	First Trust Senior Floating Rate Income Fund II	3,319

178	Flaherty & Crumrine Dynamic Preferred Income Fund, Inc.	3,968
418	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	7,545
253	Franklin Limited Duration Income Trust	2,831
2,263	FS Investment Corporation	22,902
280	Gladstone Investment Corporation	2,100
475	Golub Capital BDC, Inc.	7,971
162	Guggenheim Build America Bonds	3,485
148	Guggenheim Strategic Opportunities Fund	2,763
677	Hercules Technology Growth Capital, Inc.	7,853
700	Invesco Dynamic Credit Opportunities Fund	7,651
1,704	Invesco Senior Income Trust	7,276
158	Ivy High Income Opportunities Fund	2,163
244	John Hancock Preferred Income Fund	4,738
199	John Hancock Preferred Income Fund II	3,807
297	John Hancock Preferred Income Fund III	4,984
474	John Hancock Premium Dividend Fund	6,186
100	Kayne Anderson Energy Development Company	2,266
144	KKR Income Opportunities Fund	2,111
197	Legg Mason BW Global Income Opportunities Fund, Inc.	2,512
169	LMP Capital and Income Fund, Inc.	2,283
425	Main Street Capital Corporation	11,938
549	Medley Capital Corporation	4,546
725	MFS Multimarket Income Trust	4,256
683	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	5,027
183	Neuberger Berman High Yield Strategies Fund, Inc.	1,945
506	New Mountain Finance Corporation	7,489
245	Nuveen Build America Bond Fund	4,763
1,274	Nuveen Credit Strategies Income Fund	10,587
188	Nuveen Diversified Dividend and Income Fund	2,025
520	Nuveen Floating Rate Income Fund	5,372
364	Nuveen Floating Rate Income Opportunity Fund	3,764
147	Nuveen Mortgage Opportunity Term Fund	3,297
213	Nuveen Preferred & Income Term Fund	4,782
906	Nuveen Preferred Income Opportunities Fund	8,199
601	Nuveen Quality Preferred Income Fund	4,916
1,137	Nuveen Quality Preferred Income Fund II	10,460
366	Nuveen Senior Income Fund	2,233
150	Oxford Lane Capital Corporation	1,965
706	PennantPark Investment Corporation	5,366
644	PIMCO Corporate & Income Opportunity Fund	8,791
360	PIMCO Corporate & Income Strategy Fund	4,802
1,286	PIMCO Dynamic Credit Income Fund	24,267
423	PIMCO Dynamic Income Fund	11,814
1,213	PIMCO High Income Fund	11,499
140	PIMCO Income Opportunity Fund	3,249
237	PIMCO Income Strategy Fund	2,379
558	PIMCO Income Strategy Fund II	5,083
384	PIMCO Strategic Income Fund, Inc.	3,137
231	Pioneer Floating Rate Trust	2,613
272	Pioneer High Income Trust	2,940
3,432	Prospect Capital Corporation	26,083
384	Prudential Global Short Duration High Yield Fund, Inc.	5,399
312	Prudential Short Duration High Yield Fund, Inc.	4,574
579	Putnam Master Intermediate Income Trust	2,698
331	Solar Capital Limited	5,862
152	Stone Harbor Emerging Markets Income Fund	1,956
458	TCP Capital Corporation	7,154
456	TCW Strategic Income Fund, Inc.	2,371
1,256	Templeton Global Income Fund	7,812
291	THL Credit, Inc.	3,626
558	TICC Capital Corporation	3,755
292	TPG Specialty Lending, Inc.	5,098
307	Triangle Capital Corporation	6,140
1,397	Voya Prime Rate Trust	7,278
674	Wells Fargo Advantage Income Opportunities Fund	5,197
395	Wells Fargo Advantage Multi-Sector Income Fund	4,649
267	Western Asset Emerging Markets Income Fund, Inc.	2,633
142	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,317
293	Western Asset Global High Income Fund, Inc.	2,766
785	Western Asset High Income Opportunity Fund, Inc.	3,725
214	Western Asset High Yield Defined Opportunity Fund, Inc.	3,094
442	Western Asset Managed High Income Fund, Inc.	2,011
98	Western Asset Mortgage Defined Opportunity Fund, Inc.	2,385
	TOTAL MUTUAL FUNDS (Cost $768,092)	704,811

	REAL ESTATE INVESTMENT TRUSTS - 47.2%
272	AG Mortgage Investment Trust, Inc.	4,496
560	Altisource Residential Corporation	8,551
1,044	American Campus Communities, Inc.	35,757
3,443	American Capital Agency Corporation	65,865
508	American Capital Mortgage Investment Corporation	7,757
9,332	Annaly Capital Management, Inc.	93,880
1,025	Anworth Mortgage Asset Corporation	5,156
562	Apollo Commercial Real Estate Finance, Inc.	9,200
314	Apollo Residential Mortgage, Inc.	4,383
381	Armada Hoffler Properties, Inc.	3,802
420	Armour Residential REIT, Inc.	8,975
880	BioMed Realty Trust, Inc.	16,280
882	Blackstone Mortgage Trust, Inc.	24,423
787	Brandywine Realty Trust	9,538
708	Campus Crest Communities, Inc.	3,660
929	Capstead Mortgage Corporation	9,680
1	Care Capital Properties, Inc.	24
752	CBL & Associates Properties, Inc.	11,190
2,209	Chambers Street Properties	14,955
261	Chesapeake Lodging Trust	7,545
2,012	Chimera Investment Corporation	28,188
1,093	Colony Financial, Inc.	23,729
548	Columbia Property Trust, Inc.	11,716
419	Corporate Office Properties Trust	8,812
498	Corrections Corporate of America	14,631
1,460	Crown Castle International Corporation	121,749
206	Cyrusone, Inc.	6,522
1,542	CYS Investments, Inc.	12,043
1,303	DDR Corporation	19,923
588	Digital Realty Trust, Inc.	37,232
285	DuPont Fabros Technology, Inc.	7,618
140	EastGroup Property, Inc.	7,560
444	Education Realty Trust, Inc.	12,987
250	EPR Properties	12,723
547	First Potomac Realty Trust	5,749
384	Franklin Street Properties Corporation	3,997
400	Gaming and Leisure Properties, Inc.	12,376
194	Gladstone Commercial Corporation	2,794
313	Government Properties Income Trust	4,958
950	Hatteras Financial Corporation	15,418
2,010	HCP, Inc.	74,491
1,524	Health Care Real Estate Investment Trust, Inc.	96,545
431	Healthcare Realty Trust, Inc.	9,870
550	Healthcare Trust of America, Inc.	13,206
212	Hersha Hospitality Trust	5,181
409	Highwoods Properties, Inc.	15,517
538	Home Properties, Inc.	39,925
657	Hospitality Properties Trust	16,898
3,287	Host Hotels & Resorts, Inc.	58,278
253	Independence Realty Trust, Inc.	1,875
386	Inland Real Estate Corporation	3,246
1,225	Invesco Mortgage Capital, Inc.	16,660

1,111	Investors Real Estate Trust	7,433
825	Iron Mountain, Inc.	23,381
1,794	Kimco Realty Corporation	41,352
373	Kite Realty Group Trust	8,769
492	LaSalle Hotel Properties	15,478
2,089	Lexington Realty Trust	16,858
1,425	Liberty Property Trust	43,805
157	LTC Properties, Inc.	6,404
909	Medical Properties Trust, Inc.	10,608
3,585	MFA Financial, Inc.	25,489
699	Mid-America Apartment Communities, Inc.	54,934
148	National Health Investors, Inc.	8,155
576	National Retail Properties, Inc.	20,016
2,201	New Residential Investment Corporation	31,166
296	New Senior Investment Group, Inc.	3,371
1,057	New York Mortgage Trust, Inc.	6,913
712	New York Real Estate Investment Trust, Inc.	6,821
2,574	NorthStar Realty Finance Corporation	36,165
701	Omega Healthcare Investors, Inc.	23,680
127	One Liberty Properties, Inc.	2,772
588	Outfront Media, Inc.	13,307
364	Parkway Properties, Inc.	5,766
711	PennyMac Mortgage Investment Trust	10,715
661	Piedmont Office Realty Trust, Inc.	11,211
760	Plum Creek Timber Company, Inc.	29,252
175	Potlatch Corporation	5,779
690	RAIT Financial Trust	3,581
340	Ramco-Gershenson Properties Trust	5,270
551	Rayonier, Inc.	12,673
805	Redwood Trust, Inc.	11,745
1,303	Resource Capital Corporation	4,222
408	Retail Opportunity Investments Corporation	6,499
1,041	Retail Properties of America, Inc.	14,210
580	RLJ Lodging Trust	15,973
150	Rouse Properties, Inc.	2,331
222	Ryman Hospitality Properties, Inc.	11,373
265	Sabra Health Care Real Estate Investment Trust, Inc.	6,352
364	Select Income Real Estate Investment Trust	6,752
1,037	Senior Housing Properties Trust	16,281
4,286	Spirit Realty Capital, Inc.	41,146
291	STAG Industrial, Inc.	4,964
2,296	Starwood Property Trust, Inc.	48,859
472	STORE Capital Corporation	9,516
469	Sun Communities, Inc.	30,584
926	Sunstone Hotel Investors, Inc.	12,807
320	The GEO Group, Inc.	9,610
3,579	Two Harbors Investment Corporation	33,857
215	UMH Properties, Inc.	2,010
287	United Development Funding IV	5,017
1,443	Ventas, Inc.	79,394
937	W.P. Carey, Inc.	53,849
631	Washington Real Estate Investment Trust	15,523
495	Weingarten Realty Investors	15,662
400	Western Asset Mortgage Capital Corporation	5,112
220	Whitestone Real Estate Investment Trust	2,512
303	Winthrop Realty Trust	4,339
798	WP GLIMCHER, Inc.	9,664
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,328,652)	2,038,821

	MONEY-MARKET FUNDS - 4.1%
179,487	Short Term Investments Trust - Liquid Assets Portfolio, 0.12%*	179,487
	TOTAL MONEY-MARKET FUNDS (Cost $179,487)	179,487

	Total Investments (Cost $4,904,481) - 100.0%	4,325,078
	Other Assets in Excess of Liabilities - 0.0%	1,102
	TOTAL NET ASSETS - 100.0%	$4,326,180

*	Rate shown is annualized seven-day yield as of August 31, 2015
(a)	Non-income producing
ADR	American Depositary Receipt

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at August 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,332,434	$-	$-	$1,332,434
Exchange Traded Funds	69,525	-	-	69,525
Mutual Funds	704,811	-	-	704,811
Real Estate Investment Trusts	2,038,821	-	-	2,038,821
Money Market Funds	179,487	-	-	179,487
Total Investments in Securities	$4,325,078	$-	$-	$4,325,078
^See Schedule of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)              /s/ Paul R Fearday
Paul R. Fearday, President

Date              10/23/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Paul R Fearday
Paul R. Fearday, President

Date              10/23/15

By (Signature and Title)*            s/ Kristen M Weitzel
Kristen M Weitzel, Treasurer

Date              10/23/15

* Print the name and title of each signing officer under his or her signature.